Intangible assets (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Intangible assets	R$ 3,022,144	R$ 2,877,299
Brazil [member]
IfrsStatementLineItems [Line Items]
Intangible assets	2,571,011	2,526,999
Mexico [member]
IfrsStatementLineItems [Line Items]
Intangible assets	292,020	304,624
Netherland [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	122,447
United states of america [member]
IfrsStatementLineItems [Line Items]
Intangible assets	22,820	24,404
Germany [member]
IfrsStatementLineItems [Line Items]
Intangible assets	13,839	21,253
Other [member]
IfrsStatementLineItems [Line Items]
Intangible assets	R$ 7	R$ 19